Operating profit (Tables)	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Summary of Information About Profit Loss

The following items have been included in operating profit:	2024 £m	2023 £m	2022 £m
Employee costs (Note 9)	8,759	8,473	7,693
Advertising	851	835	735
Distribution costs	198	199	192
Depreciation of property, plant and equipment	886	892	885
Impairment of property, plant and equipment, net of reversals	88	17	70
Depreciation of right of use assets	211	190	176
Impairment of right of use assets, net of reversals	(1)	10	40
Amortisation of intangible assets	1,454	1,212	1,086
Impairment of intangible assets, net of reversals	317	418	365
Impairment of tangible and intangible assets held for sale, net of reversals	–	23	–
Net foreign exchange (gains)/losses	13	11	11
Inventories:
Cost of inventories included in cost of sales	6,495	6,576	6,137
Write-down of inventories	1,046	979	687
Reversal of prior year write-down of inventories	(630)	(598)	(483)
Short-term lease charge	13	8	6
Low-value lease charge	2	2	2
Variable lease payments	15	17	9
Fees payable to the company’s auditor and its associates in relation to the Group (see below)	23.3	22.0	26.9

Summary of Auditors Remuneration

Fees payable to the company’s auditor and its associates:	2024 £m	2023 £m	2022 £m
Audit of parent company and consolidated financial statements including attestation under s.404 of Sarbanes-Oxley Act 2002	10.8	10.2	10.9
Audit of the company’s subsidiaries	10.3	10.2	9.7
Total audit services	21.1	20.4	20.6
Audit-related and other assurance services	2.2	1.6	6.3
Total audit services, audit-related and other assurance services	23.3	22.0	26.9
In addition to the above, fees paid to the auditor in respect of the GSK pension schemes were:

	2024 £m	2023 £m	2022 £m
Audit	0.2	0.2	0.2